Segment disclosure - Disclosure of detailed information about geographic net assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 1,140,026	$ 1,113,855
Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	659,436	637,413
Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	469,819	465,671
Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	10,771	10,771
North America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	565,775	538,928
North America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	404,599	392,520
North America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	161,176	146,408
North America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
South America [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	260,730	254,982
South America [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	131,823	127,008
South America [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	128,907	127,974
South America [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Australia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	192,397	201,099
Australia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	58,078	57,646
Australia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	127,252	136,386
Australia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	7,067	7,067
Africa [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	48,841	49,906
Africa [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	48,841	49,906
Africa [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Africa [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	0	0
Asia [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	31,252	26,004
Asia [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	5,248	0
Asia [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	22,300	22,300
Asia [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	3,704	3,704
Europe [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	41,031	42,936
Europe [Member] | Royalties [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	10,847	10,333
Europe [Member] | Streams [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	30,184	32,603
Europe [Member] | Offtakes [Member]
Disclosure of operating segments [line items]
Royalty, stream and other interests	$ 0	$ 0